Business Description and Basis of Presentation	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
DESCRIPTION OF ORGANIZATION, BUSINESS OPERATIONS AND GOING CONCERN
Business Description and Basis of Presentation
(1)	Business Description and Basis of Presentation

GBT JerseyCo Limited (“Global Business Travel” or “GBT”) was incorporated on November 28, 2019 under the Companies (Jersey) Law 1991. GBT is a joint venture with 50% of its voting shares held by American Express Travel Holdings Netherlands Coöperatief U.A. (“Amex Coop”), a resident of the Netherlands and the other 50% of its voting shares held by Juweel Investors (SPC) Limited (a successor entity of Juweel Investors Limited) (“Juweel”), a resident of Cayman Islands. Following acquisition of the Egencia business (“Egencia”) from EG Corporate Travel Holdings LLC (“Expedia”) on November 1, 2021, GBT issued 8,413,972 non-voting ordinary shares to Expedia and as of March 31, 2022, Amex Coop, Juweel and Expedia own approximately 40.5%, 40.5% and 19.0%, respectively, of the equity interest in GBT, excluding preferred shares, Profit Shares, MIP Shares (see note 13 — Shareholders’ Equity) and MIP Options (see note 12 — Equity-Based Compensation) as of such date. GBT is a tax resident in the United Kingdom (“U.K.”). GBT and its consolidated subsidiaries are herein referred to as the “Company.”

On December 2, 2021, GBT entered into a definitive business combination agreement (“Business Combination Agreement”) with Apollo Strategic Growth Capital (“APSG”), a special purpose acquisition company, listed on the New York Stock Exchange (the “Business Combination”). The Business Combination closed on May 27, 2022 upon satisfaction of the closing conditions provided in the Business Combination Agreement, including approval by APSG’s shareholders and certain regulatory approvals. Upon closing of the Business Combination, APSG was renamed as Global Business Travel Group, Inc. (“GBTG”). The Business Combination will be accounted for as a reverse recapitalization, with no assets or liabilities fair valued or any goodwill and other intangible assets recognized (see note 18 — Subsequent Events).

The Company has one reportable segment.

Business Description

The Company provides a business-to-business travel platform with a full suite of differentiated, technology-enabled solutions to business travelers and corporate clients, suppliers of travel content (such as airlines, hotels, ground transportation and aggregators) and third-party travel agencies. The Company manages end-to-end logistics of corporate travel and provides a link between businesses, their employees, travel suppliers and other industry participants.

Impact of COVID-19

Since March 2020, the outbreak of the novel strain of the coronavirus, COVID-19 (the “COVID-19 pandemic”), has severely restricted the level of economic activity around the world and continues to have an unprecedented effect on the global travel and hospitality industry. In response to the COVID-19 pandemic, many governments around the world implemented, and continue to implement, a variety of measures to reduce the spread of COVID-19 pandemic, including travel restrictions, practicing social distancing, quarantine advisories or requirements, restrictions on business operations and closure of non-essential businesses. The various government measures to contain spread of COVID-19 pandemic significantly reduced business travel and hotel bookings and continue to have a material adverse impact on the number of new bookings.

While many countries have vaccinated a reasonable proportion of their population, the rate and pace of vaccination globally, the severity and duration of resurgence, as well as uncertainty over the efficacy of the vaccines against new variants of the virus, may contribute to delays in economic recovery. Overall, the ultimate impact and duration of the COVID-19 pandemic remains uncertain and will depend upon future developments, which are difficult to predict.

However, with the spread of the virus now being contained to varying degrees in certain countries during different times, travel restrictions have been lifted and clients have become more comfortable traveling, particularly to domestic locations. This has led to a moderation of the more severe declines in business travel bookings experienced at certain points since the COVID-19 pandemic began.Despite the continued negative impact of the COVID-19 pandemic on the Company’s business, the Company has seen improvement in its transaction volume during the second half of 2021 and first quarter of 2022 as compared to the prior year / period as COVID-19 vaccines continued to be administered and some travel restrictions relaxed. The Company incurred a net loss of $91 million and had cash outflows from operations of $154 million during the three months ended March 31, 2022 compared to a net loss of $114 million and cash outflows from operations of $114 million during the three months ended March 31, 2021.

As of March 31, 2022, the Company’s pro forma liquidity was over $700 million and primarily consisted of:

●	$557 million of pro forma cash and cash equivalents (comprising of (i) $329 million of cash and cash equivalents as of March 31, 2022 (ii) $128 million net proceeds received upon closing of the Business Combination and (iii) $100 million of principal amount of senior secured tranche B-3 term loans borrowed in May 2022 (see note 10 — Long-term Debt and note 18 — Subsequent Events)),
●	$100 million of currently undrawn commitments remaining under the senior secured tranche B-3 term loan facilities, which are available on a delayed-draw basis until mid-June 2022, subject to certain customary borrowing conditions, and
●	$50 million of undrawn commitments under the senior secured revolving credit facility (subject to the satisfaction of applicable borrowing conditions and compliance with applicable covenants related to borrowings thereunder).

On May 25, 2022, the Company issued a notice to the administrative agent under the senior secured credit agreement requesting an additional borrowing of the last remaining $100 million of delayed draw commitments under the senior secured tranche B-3 term loan facilities (see note 10 — Long-term Debt and note 18 — Subsequent Events). Further, the Company continues to consider measures to optimize efficiency and reduce costs as they become necessary. The Company also continued to access government funding in some of its operating territories.

The Company believes this liquidity is important given its limited ability to predict its future financial performance due to the uncertainty associated with the COVID-19 pandemic and the measures implemented in response to the COVID-19 pandemic. Based on the financial mitigation measures taken and available funding capacity and the expected Business Combination transaction, the Company believes it has adequate liquidity to meet its expected future operating, investing and financing needs of the business for a minimum period of twelve months after the date the condensed consolidated financial statements are available for issuance.

Basis of Presentation

The Company’s condensed consolidated financial statements include the accounts of GBT, GBT’s wholly-owned subsidiaries and entities controlled by GBT. There are no entities that have been consolidated due to control through operating agreements, financing agreements or as the primary beneficiary of a variable interest entity. The Company reports the non-controlling ownership interests in subsidiaries that are held by third-party owners as equity attributable to non-controlling interests in subsidiaries on the condensed consolidated balance sheets. The portion of income or loss attributable to third-party owners for the reporting periods is reported as net income (loss) attributable to non-controlling interests in subsidiaries on the condensed consolidated statements of operations. The Company has eliminated intercompany transactions and balances in its condensed consolidated financial statements.

The accompanying unaudited condensed consolidated financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for interim financial reporting. The Company has included all adjustments necessary for a fair presentation of the results of the interim period. These adjustments consist of normal recurring items. The Company’s interim unaudited condensed consolidated financial statements are not necessarily indicative of results that may be expected for any other interim period or for the full year. These interim unaudited condensed consolidated financial statements should be read in conjunction with the audited consolidated financial statements and related notes for the year ended December 31, 2021.

Use of Estimates

The preparation of condensed consolidated financial statements in conformity with U.S. GAAP requires estimates and assumptions that affect the reported amounts of assets and liabilities, revenues and expenses, and related disclosures in the condensed consolidated financial statements and accompanying notes. Estimates are used for, but not limited to, supplier revenue, collectability of receivables, depreciable lives of property and equipment, acquisition purchase price allocations including valuation of acquired intangible assets and goodwill, equity-based compensation, valuation of operating lease right-of-use (“ROU”) assets, impairment of goodwill, other intangible assets, long-lived assets and investments in equity method investments, valuation allowances on deferred income taxes and contingencies. Actual results could differ materially from those estimates.

The COVID-19 pandemic has created and may continue to create significant uncertainty in macroeconomic conditions, which may cause further business disruptions and adversely impact the Company’s results of operations. As a result, many of the Company’s estimates and assumptions required increased judgment. As events continue to evolve and additional information becomes available, the Company’s estimates may change materially in future periods.

(1)	Business Description and Basis of Presentation

GBT JerseyCo Limited (“Global Business Travel” or “GBT”) was incorporated on November 28, 2019 under the Companies (Jersey) Law 1991. GBT is a joint venture with 50% of its voting shares held by American Express Travel Holdings Netherlands Coöperatief U.A. (“Amex Coop”), a resident of the Netherlands and the other 50% of its voting shares held by Juweel Investors (SPC) Limited (a successor entity of Juweel Investors Limited) (“Juweel”), a resident of Cayman Islands. Following acquisition of the Egencia business (“Egencia”) on November 1, 2021 (see note 9 — Business Acquisitions), GBT issued 8,413,972 non-voting ordinary shares to Expedia and as of December 31, 2021, Amex Coop, Juweel and Expedia own approximately 40.5%, 40.5% and 19.0%, respectively, of the ordinary shares of GBT. GBT is a tax resident in the United Kingdom (“U.K.”).

The consolidated financial statements of GBT and its subsidiaries (the “Company”) have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

On December 2, 2021, GBT entered into a definitive business combination agreement (“Business Combination Agreement”) with Apollo Strategic Growth Capital (“APSG”), a special purpose acquisition company, listed on the New York Stock Exchange. The closing of the business combination is subject to the satisfaction of customary closing conditions, including approval by APSG’s shareholders and certain regulatory approvals. Upon closing, APSG will merge with the Company and the Company is expected to become a publicly listed company.

Business Description

The Company provides a business-to-business travel platform with a full suite of differentiated, technology-enabled solutions to business travelers and corporate clients, suppliers of travel content (such as airlines, hotels, ground transportation and aggregators) and third-party travel agencies. The Company manages end-to-end logistics of corporate travel and provides a link between businesses, their employees, travel suppliers and other industry participants.

Corporate Reorganization

On December 9, 2019, the Board of Directors of GBT III B.V., a private company with limited liability organized under the laws of Netherlands and a joint venture with 50% of its voting shares held by Amex Coop and the other 50% of its voting shares held by a predecessor of Juweel, implemented a holding company reorganization in which GBT became the ultimate parent company of GBT III B.V. The shareholders of GBT III B.V. approved this reorganization whereby shareholders of GBT III B.V. ultimately became the shareholders of GBT, maintaining the same number of voting ordinary shares and ownership percentage as held in GBT III B.V. immediately prior to the reorganization.

The above reorganization was accounted for as a transaction under common control. GBT recognized the assets and liabilities of GBT III B.V. at carryover basis.

Impact of COVID-19

Since March 2020, the outbreak of the novel strain of the coronavirus, COVID-19 (the “COVID-19 pandemic”), has severely restricted the level of economic activity around the world and continues to have an unprecedented effect on the global travel and hospitality industry. In response to the COVID-19 pandemic, many governments around the world implemented, and continue to implement, a variety of measures to reduce the spread of COVID-19 pandemic, including travel restrictions, practicing social distancing, quarantine advisories or requirements, restrictions on business operations and closure of non-essential businesses. The various government measures to contain spread of COVID-19 pandemic significantly reduced business travel and hotel bookings and continue to have a material adverse impact on the number of new bookings.

While many countries have vaccinated a reasonable proportion of their population, the rate and pace of vaccination globally, the severity and duration of resurgence, as well as uncertainty over the efficacy of the vaccines against new variants of the virus, may contribute to delays in economic recovery. Overall, the ultimate impact and duration of the COVID-19 pandemic remains uncertain and will depend upon future developments, which are difficult to predict. Despite the continued negative impact of the COVID-19 pandemic on the Company’s business, the Company has seen gradual improvement in its transaction volume during the second half of 2021 as compared to the prior year as COVID-19 vaccines continued to be administered and some travel restrictions relaxed.

As a result of the COVID-19 pandemic, the Company’s results of operations and cash flows for the year ended December 31, 2021, similar to the previous year, continue to be adversely impacted. The Company incurred a net loss of $475 million during the year ended December 31, 2021 and had cash outflows from operations of $512 million.

In response to the COVID-19 pandemic, in 2020, the Company initiated mitigating actions to optimize efficiency and reduce costs, which included a reduction in operating expenses and non-essential capital expenditure, employee pay reductions, a reduction in workforce through voluntary and involuntary terminations of employees and facility closures. The Company continues to consider additional cost reduction measures as they become necessary. The Company also continued to access government funding in its major operating territories (including furlough income). Additionally, to strengthen and maintain its liquidity the Company, on December 2, 2021, obtained commitments for $1,000 million principal amount of senior secured new tranche B-3 term loan facilities. Effective as of December 16, 2021, the Company amended its senior secured credit agreement to, among other things, establish the senior secured new tranche B-3 term loan facilities under its senior secured credit agreement, and $800 million principal amount of initial borrowings were funded on such date under the senior secured new tranche B-3 term loan facilities. The $200 million of commitments remaining under the senior secured new tranche B-3 term loan facilities are available on a delayed-draw basis for a six-month period after the date of such initial borrowings, subject to certain customary borrowing conditions (the “New Tranche B-3 DDTL Facility”). A portion of the proceeds from the initial borrowings under the senior secured new tranche B-3 term loan facilities was applied to refinance and repay in full all of the senior secured prior tranche B-1 and tranche B-2 term loans in a then- outstanding principal amount of $545 million, together with applicable prepayment premiums and accrued and outstanding interest thereon as of the date of repayment. In connection therewith, the remaining unused commitments of principal amount of $50 million under the senior secured prior tranche B-2 term loan facility was terminated (see note 15 — Long-term Debt).

Furthermore, the closing of the Business Combination Agreement is expected to provide a substantial amount of additional liquidity.

As of December 31, 2021, the Company has a total liquidity of approximately $916 million, comprising of cash and cash equivalents of approximately $516 million, $200 million of undrawn commitments under the New Tranche B-3 DDTL Facility (subject to the satisfaction of applicable borrowing conditions), $150 million of remaining undrawn Shareholders Equity Commitments (as defined in note 20 — Shareholders’ Equity) and $50 million of undrawn commitments under the senior secured revolving credit facility (subject to the satisfaction of applicable borrowing conditions and compliance with applicable covenants related to borrowings thereunder).

The Company believes this liquidity is important given its limited ability to predict its future financial performance due to the uncertainty associated with the COVID-19 pandemic and the measures implemented in response to the COVID-19 pandemic. Based on the financial mitigation measures taken and available funding capacity and the expected business combination transaction with APSG, the Company believes it has adequate liquidity to meet its expected future operating, investing and financing needs of the business for a minimum period of twelve months after the date the consolidated financial statements are available for issuance.